Consolidated statement of changes in equity Statement - GBP (£) £ in Millions	Total		Issued capital [member]	Share premium [member]	Retained earnings [member]	Other Equity Reserves [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity, beginning balance at Mar. 31, 2017	£ 20,384		£ 449	£ 1,324	£ 22,582	£ (3,987)	£ 20,368	£ 16
Profit for the period	677	[1]			676		676	1
Other comprehensive income for the period	319	[2]			548	(228)	320	(1)
Total comprehensive income for the period	996	[2]			1,224	(228)	996
Equity dividends	(4,141)				(4,141)		(4,141)
Scrip dividend related share issue			1	(1)
Issue of treasury shares	28				28		28
Purchase of treasury shares	(413)				(413)		(413)
Purchase of own shares	(5)				(5)		(5)
Share-based payment	23				23		23
Equity, ending balance at Sep. 30, 2017	16,872		450	1,323	19,298	(4,215)	16,856	16
Equity, beginning balance at Mar. 31, 2018	18,848
Equity, beginning balance (Increase (decrease) due to changes in accounting policy required by IFRS 9 and IFRS 15 [Member]) at Mar. 31, 2018	(196)				(268)	72	(196)
Equity, beginning balance (Previously stated [member]) at Mar. 31, 2018	18,848		452	1,321	21,599	(4,540)	18,832	16
Equity, beginning balance (Currently stated [member]) at Mar. 31, 2018	18,652		452	1,321	21,331	(4,468)	18,636	16
Profit for the period	432				431		431	1
Other comprehensive income for the period	935				505	429	934	1
Total comprehensive income for the period	1,367				936	429	1,365	2
Equity dividends	(710)				(710)		(710)
Scrip dividend related share issue			5	(5)
Issue of treasury shares	16				16		16
Purchase of own shares	(2)				(2)		(2)
Share-based payment	16				16		16
Cash flow hedges transferred to the statement of financial position, net of tax	(4)					(4)	(4)
Equity, ending balance at Sep. 30, 2018	£ 19,335		£ 457	£ 1,316	£ 21,587	£ (4,043)	£ 19,317	£ 18

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[2]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).